Employee Benefit Plans - Fair values of pension plan assets (Details) (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Net payables related to security transactions	$ 9	$ 16
Insurance Contract Rights And Obligations Fair Value Option [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value Of Participating Interest In Annuity Contract	$ 95	$ 84